Significant Events in the Reporting Period (Tables)	3 Months Ended
Mar. 31, 2026
Significant Events in the Reporting Period [Abstract]
Summary of Tax on Profit/Loss and Deferred Tax

Income taxes are recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended March 31,
(EUR’000)	2026	2025
Tax on profit/(loss) for the period
Current tax (expense)/income	(1,287)	(595)
Current tax, adjustments to prior periods	(221)	9
Deferred tax, movement for the period	(563)	(475)
Deferred tax, recognition of previously unrecognized deferred tax assets	679,587	—
Total tax on profit/(loss) for the period	677,516	(1,061)

The development in deferred tax assets/(liabilities) was as follows:

(EUR’000)	2026
Development in deferred tax assets/(liabilities)
January 1,	(9,623)
Deferred income tax (expense)/income, through profit or loss	679,024
Deferred income tax (expense)/income, through equity	21,054
Foreign exchange translation	(50)
March 31,	690,405
Classified in the statement of financial position
Deferred tax assets	690,405
Total deferred tax assets/(liabilities) at March 31	690,405

Specification of deferred tax assets/(liabilities) as of March 31, 2026 compared to December 31, 2025 was as follows:

(EUR’000)	March 31, 2026	December 31, 2025
Deferred tax assets/(liabilities)
Tax deductible losses	430,011	430,011
Other temporary differences, assets	260,394	291,759
Deferred tax assets, not recognized	—	(721,631)
Other temporary differences, liabilities	—	(9,762)
Total deferred tax assets/(liabilities)	690,405	(9,623)